Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IntangibleAssets [Abstract]
Amortization expenses	¥ 137	$ 20	¥ 813	¥ 1,948
2025	211
2026	73
2027	0
2028	0
2029	¥ 0